Acquisitions - 2010 Acquisitions - Additional Information (Detail) (USD $)				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 2010 Acquisitions [Member]	Dec. 31, 2010 2010 Acquisitions [Member] Trade Names [Member]	Dec. 31, 2010 2010 Acquisitions [Member] Minimum [Member]	Dec. 31, 2010 2010 Acquisitions [Member] Maximum [Member]
Business Acquisition [Line Items]
Cash consideration				$ 7,100,000
Tangible assets acquired				1,300,000
Liabilities assumed				463,000
Goodwill acquired	997,344,000	947,371,000	887,895,000	5,407,000
Other intangible assets acquired				900,000	200,000
Intangible assets, useful life						4 years	9 years
Acquisition related costs				$ 100,000